Stock Option Plan (Tables)	12 Months Ended
Sep. 30, 2012
Stock Option Plan [Abstract]
Summary of Option Plan activity

	Number of shares	Weighted avg. exercise price per share	Range of exercise price per share
Options outstanding at October 1, 2009	62,038	$36.56	$30.33-42.53
Forfeited	(12,500)	42.17	42.17

Options outstanding at September 30, 2010	49,538	35.15	30.33-42.53
Forfeited	0	0	0

Options outstanding at September 30, 2011	49,538	35.15	30.33-42.53
Forfeited	(2,000)	37.54	32.91-42.17

Options outstanding at September 30, 2012	47,538	$35.05	$30.33-42.53

Summary of expiration dates of stock options outstanding

	Number of shares	Weighted average exercise price
Expiring on:
July 27, 2014	3,000	$35.50
November 30, 2014	500	39.79
August 1, 2015	9,000	42.17
August 4, 2015	500	42.53
July 21, 2016	14,500	32.91
November 29, 2016	6,000	39.33
July 24, 2017	14,038	30.33

	47,538	$35.05

Weighted average of options outstanding and exercisable

	Options Outstanding			Options Exercisable
Range of exercise prices	Number	Weighted avg. remaining contractual life	Weighted avg. exercise price	Number	Weighted avg. exercise price
$ 35.50	3,000	1.8 years	$35.50	3,000	$35.50
39.79	500	2.2 years	39.79	500	39.79
42.17-42.53	9,500	2.8 years	42.18	9,500	42.18
32.91	14,500	3.8 years	32.91	14,500	32.91
39.33	6,000	4.2 years	39.33	6,000	39.33
30.33	14,038	4.8 years	30.33	14,038	30.33

	47,538			47,538